Offerings - Offering: 1	Jul. 09, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Registered shares, par value $0.01 per share
Amount Registered | shares	65,611,831
Proposed Maximum Offering Price per Unit	74.92
Maximum Aggregate Offering Price	$ 4,915,638,378.52
Fee Rate	0.01531%
Amount of Registration Fee	$ 752,584.24
Offering Note	1 Represents up to 65,611,831 registered shares, par value $0.01 per share (the "Stock"), of Bunge Global SA ("Registrant") that will be offered for resale by the selling stockholders pursuant to the registration statement on Form S-3 to which this exhibit is attached. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the Stock being registered hereunder include such indeterminate number of shares as may be issuable with respect to the Stock being registered hereunder as a result of stock splits, stock dividends or similar transactions. Pursuant to Rule 457(c) under the Securities Act, the Proposed Maximum Offering Price Per Unit is calculated on the basis of the average of the high and low prices per the Stock reported on the New York Stock Exchange on July 9, 2025, a date within five business days prior to the initial filing of the registration statement to which the exhibit is attached